UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      HS Management Partners, LLC

Address:   598 Madison Ave; 14th Floor
           New York, NY  10022


Form 13F File Number: 28-13328


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ronald R. Staib
Title:  CCO/SVP
Phone:  212-823-0576

Signature,  Place,  and  Date  of  Signing:

/s/ Ronald R. Staib                New York, NY 10022                 5/10/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

028-01190        Frank Russell Company
---------------  ---------------------------------------------------------------


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              23

Form 13F Information Table Value Total:  $      891,965
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ANHEUSER BUSCH INBEV SA/NV            SPONSORED ADR  03524A108   29,752   409,135 SH       SOLE                  409,135      0    0
SPONSOREDADR
CHEESECAKE FACTORY                    COM            163072101   27,914   949,780 SH       SOLE                  949,780      0    0
COCA COLA CO COM                      COM            191216100   35,236   476,095 SH       SOLE                  476,095      0    0
DIAGEO PLC SPONSORED ADR NEW          SPONSORED ADR  25243Q205   29,029   300,820 SH       SOLE                  300,820      0    0
DISCOVERY COMMUNICATIONS INC          COM            25470F104   25,756   509,010 SH       SOLE                  509,010      0    0
DOMINOS PIZZA INC COM                 COM            25754A201    3,451    95,073 SH       SOLE                   95,073      0    0
DR PEPPER SNAPPLE GROUP INC COM STK   COM            26138E109   48,645 1,209,785 SH       SOLE                1,209,785      0    0
EBAY INC                              COM            278642103   60,080 1,628,616 SH       SOLE                1,628,616      0    0
GOOGLE INC CLASS A                    COM            38259P508   52,920    82,527 SH       SOLE                   82,527      0    0
HASBRO INC COM                        COM            418056107   25,278   688,389 SH       SOLE                  688,389      0    0
KELLOGG CO COM USD0.25                COM            487836108   47,811   891,495 SH       SOLE                  891,495      0    0
KOHLS CORP COM                        COM            500255104   47,208   943,585 SH       SOLE                  943,585      0    0
MC DONALDS CORP                       COM            580135101   29,843   304,205 SH       SOLE                  304,205      0    0
MICROSOFT CORP NEW                    COM            594918104   49,074 1,521,660 SH       SOLE                1,521,660      0    0
OPENTABLE INC                         COM            68372A104   22,052   544,890 SH       SOLE                  544,890      0    0
SCHWAB & CO.                          COM            808513105   22,837 1,589,225 SH       SOLE                1,589,225      0    0
SCRIPPS NETWORKS INTERACTIVE INC CL   COM            808513105   61,328 1,259,564 SH       SOLE                1,259,564      0    0
A COM STK
STAPLES INC COM                       COM            855030102   36,336 2,245,765 SH       SOLE                2,245,765      0    0
TARGET CORP COM STK                   COM            811065101   44,795   768,752 SH       SOLE                  768,752      0    0
TIME WARNER INC USD0.01               COM            887317303   59,782 1,583,630 SH       SOLE                1,583,630      0    0
UNILEVER N V NEW YORK SHS NEW         SPONSORED ADR  887317105   44,934 1,320,420 SH       SOLE                1,320,420      0    0
WALT DISNEY CO                        COM            904767704   55,781 1,274,125 SH       SOLE                1,274,125      0    0
WILLIAMS SONOMA INC COM               COM            969904101   32,123   857,078 SH       SOLE                  857,078      0    0


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